CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Total	Number of Common Shares	Accumulated other comprehensive (loss)	Retained Earnings (Accumulated Deficit)	Share-based payment reserve	Warrant reserve
Balance, shares at Dec. 31, 2022		802,226,149
Balance, amount at Dec. 31, 2022	$ 227,670	$ 340,963	$ (4,337)	$ (158,545)	$ 24,526	$ 25,063
Statement [Line Items]
Proceeds from private placements, shares		105,179,519
Proceeds from private placements, amount	15,833	$ 14,443	0	0	0	1,390
Flow through share premium liability	(1,759)	(1,759)	0	0	0	0
Share issuance cost	(550)	$ (550)	0	0	0	0
Shares issued on acquisition of mineral properties and property, plant and equipment, shares		8,245,377
Shares issued on acquisition of mineral properties and property, plant and equipment, amount	1,646	$ 1,566	0	0	80	0
Settlement of restricted share units, shares		763,330
Settlement of restricted share units, amount	0	$ 250	0	0	(250)	0
Share-based payments	2,814	0	0	0	2,814	0
Loss for the period	(7,036)	0	0	(7,036)	0	0
Other comprehensive income/(loss)	(224)	0	(224)	0	0	0
Balance, amount at Dec. 31, 2023	238,394	$ 354,913	(4,561)	(165,581)	27,170	26,453
Balance, shares at Dec. 31, 2023		916,414,375
Statement [Line Items]
Flow through share premium liability	(1,798)	$ (1,798)	0	0	0	0
Shares issued on acquisition of mineral properties and property, plant and equipment, shares		4,309,201
Shares issued on acquisition of mineral properties and property, plant and equipment, amount	438	$ 636	0	0	(198)	0
Settlement of restricted share units, shares		1,094,168
Settlement of restricted share units, amount	0	$ 274	0	0	(274)	0
Share-based payments	2,316	0	0	0	2,316	0
Loss for the period	(15,314)	0	0	(15,314)	0	0
Other comprehensive income/(loss)	(845)	$ 0	(845)	0	0	0
Proceeds from private placement (Note 14(b)), shares		41,212,121
Proceeds from private placement (Note 14(b)), amount	6,950	$ 6,950	0	0	0	0
Share issued for finders' fee (Note 14(b)), Shares		2,740,376
Share issued for finders' fee (Note 14(b)), amount	345	$ 345	0	0	0	0
Private placement share issuance cost (Note 14(b))	(411)	$ (411)	0	0	0	0
Proceeds from bought deal financing (Note 14(b)), Shares		59,629,800
Proceeds from bought deal financing (Note 14(b)), amount	8,050	$ 7,114	0	0	0	936
Bought deal financing share issuance cost	(887)	$ (784)	0	0	0	(103)
Proceeds from non-brokered private placement, shares		54,463,706
Proceeds from non-brokered private placement, amount	7,353	$ 6,523	0	0	0	830
Non-brokered private placement share issuance cost	(149)	(132)	0	0	0	(17)
Balance, amount at Dec. 31, 2024	$ 244,442	$ 373,630	$ (5,406)	$ (180,895)	$ 29,014	$ 28,099
Balance, shares at Dec. 31, 2024		1,079,863,747